FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
22.	FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 – Inputs that are based on quoted prices and market observable data of similar instruments in active markets

Level 3 – Unobservable inputs that are supported by little or no market activities

The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Derivative instruments are categorized within Level 2 of the fair value hierarchy because the valuation inputs are based on quoted prices and market observable data of similar instruments in active markets, such as currency spot and forward rates.

As of December 31, 2022 and 2023, assets and liabilities categorized within Level 3 of the fair value hierarchy included investments in convertible loan, investments in sovereign bonds, investments carried at fair value, investments in equity securities accounted under measurement alternative, redeemable preference shares of investees and other assets.

Investments in debt securities – the carrying amount approximates fair value due to its short-term nature.

Investments carried at fair value or measurement alternative – the Company used Market Adjusted Option Pricing Model Backsolve, which is determined by using information including but not limited to the pricing of recent rounds of financing of the investees, liquidity factors and a selection of comparable companies.

The significant unobservable input used to determine the fair value of investments carried at fair value or measurement alternative under the market adjusted Option Pricing Model Backsolve is as follows:

	As of December 31, 2022		As of December 31, 2023
Unobservable input(1)	Weighted average(2)	Range	Weighted average(2)	Range
Market adjustment	(20%)	(90%) to 7%	(54%)	(54%)

(1)	Significant increase (decrease) in the input would result in a significantly higher (lower) fair value measurement, depending on the materiality of the investment.
(2)	Input was weighted based on the fair value of the investments included in the range.

Convertible Notes – the Company used commonly accepted valuation methodology to determine the fair value. The valuation methodology takes into account the volatility and implied credit yield.

Other assets – the Company used market approach to determine the fair value of certain assets by comparing to the sale and purchase transactions of comparable assets in the market, adjusted with differences such as size, physical condition, location and etc.

Assets and liabilities measured or reported at fair value on a recurring basis are summarized below:

	As of December 31, 2022
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Held-to-maturity investments	621,346	–	490	621,836
Available-for-sale investments	562,051	–	35,126	597,177
Equity securities	2,008	548	–	2,556
Investments carried at fair value	–	–	178,233	178,233
Other assets	–	–	9,668	9,668
Derivative assets(1)	–	3	–	3
Derivative liabilities(2)	–	(2,277)	–	(2,277)
Share appreciation rights	(5,420)	–	–	(5,420)
2023 Convertible Notes	–	–	(82,666)	(82,666)
2024 Convertible Notes	–	–	(190,646)	(190,646)
2025 Convertible Notes	–	–	(1,148,639)	(1,148,639)
2026 Convertible Notes	–	–	(1,454,421)	(1,454,421)
	1,179,985	(1,726)	(2,652,855)	(1,474,596)

	As of December 31, 2023
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Held-to-maturity investments	1,780,898	–	407	1,781,305
Available-for-sale investments	4,177,564	–	20,442	4,198,006
Equity securities	23,495	87	–	23,582
Other assets	–	–	9,465	9,465
Derivative assets(1)	–	13	–	13
Derivative liabilities(2)	–	(2,818)	–	(2,818)
Share appreciation rights	(5,522)	–	–	(5,522)
2024 Convertible Notes	–	–	(168,410)	(168,410)
2025 Convertible Notes	–	–	(1,179,739)	(1,179,739)
2026 Convertible Notes	–	–	(1,556,532)	(1,556,532)
	5,976,435	(2,718)	(2,874,367)	3,099,350

(1)	Included in prepaid expenses and other assets in the consolidated balance sheets and not designated as hedges.
(2)	Included in accrued expenses and other payables in the consolidated balance sheets and not designated as hedges.

Certain long-term equity securities that were accounted for using measurement alternative were measured at fair value on a non-recurring basis and were categorized within Level 3 of the fair value hierarchy because significant unobservable inputs were used to estimate its fair value. Assets remeasured at fair value within Level 3 of the fair value hierarchy on a non-recurring basis were $264,899 and $251,232 as of December 31, 2022 and 2023, respectively.

Reconciliations of assets and liabilities measured at fair value on a recurring basis and are categorized within Level 3 of the fair value hierarchy are as follows:

$

Available-for-sale investments
Balance as of January 1, 2021	21,357
Additions	35,298
Conversion into ordinary shares of investees	(21,340)
Net unrealized loss included in other comprehensive income	(958)
Translation gain included in other comprehensive income	19
Balance as of December 31, 2021	34,376
Additions	3,198
Settlement	(1,266)
Net unrealized loss included in other comprehensive income	(1,193)
Translation gain included in other comprehensive income	11
Balance as of December 31, 2022	35,126
Settlement	(278)
Impairment	(3,873)
Conversion into ordinary shares of investee	(9,945)
Net unrealized loss included in other comprehensive income	(588)
Balance as of December 31, 2023	20,442

Investments carried at fair value
Balance as of January 1, 2021	–
Additions	151,227
Net investment gain included in earnings	27,071
Balance as of December 31, 2021	178,298
Additions	74,482
Net investment loss included in earnings	(74,547)
Balance as of December 31, 2022	178,233
Transfer out of Level 3 due to change in status(1)	(178,233)
Balance as of December 31, 2023	–

(1)	See note 2(l) for more information.

$

Other assets
Balance as of January 1, 2021	19,024
Additions	186
Disposals	(3,513)
Write-down included in earnings	(3,627)
Translation loss included in other comprehensive income	(359)
Balance as of December 31, 2021	11,711
Additions	56
Disposals	(679)
Write-down included in earnings	(476)
Translation loss included in other comprehensive income	(944)
Balance as of December 31, 2022	9,668
Additions	122
Disposals	(464)
Write-down included in earnings	40
Translation gain included in other comprehensive income	99
Balance as of December 31, 2023	9,465